Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 53,926	$ 34,018	$ 31,055
Provision for doubtful accounts	55,876	48,157	29,800
Charge-offs, net of recoveries	(60,322)	(28,249)	(26,837)
Ending balance	75,999	53,926	34,018
Prime Brokerage
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for doubtful accounts	39,000
Charge-offs, net of recoveries	(39,000)
Cumulative effect of the adoption of accounting standards
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 26,519	0	0
Ending balance		$ 26,519	$ 0